Long-Term Debt, net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 37,000	$ 38,487
Loan Balance - Current Portion	(5,970)	(1,487)
Loan Balance - Long-Term Portion	31,030	37,000
Unamortized Debt Discount	(448)	(741)
Unamortized Debt Discount- Current Portion	305	292
Unamortized Debt Discount - Long-Term Portion	(143)	(449)
Total Borrowings	36,552	37,746
Total Borrowings - Current Portion	(5,665)	(1,195)
Total Borrowings - Long-Term Portion	30,887	36,551
Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance		$ 800
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	37,000
Unamortized Debt Discount	(448)
Total Borrowings	$ 36,552